27) Property and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance on	R$ 14,071,129	R$ 14,659,222	R$ 8,826,836
Initial adoption - IFRS 16		4,176,611
Adjusted balance on January 1, 2019		13,003,447
Additions	4,001,096	5,308,044
Write-offs	(1,639,388)	(889,415)
Impairment	10,306	(25,471)
Depreciation	(2,960,106)	(2,737,383)	(1,460,013)
Buildings [Member]
Statement Line Items [Line Items]
Balance on	6,169,614	6,482,841	2,131,206
Initial adoption - IFRS 16		4,136,603
Adjusted balance on January 1, 2019		6,267,809
Additions	1,411,771	1,321,052
Write-offs	(709,254)	(59,792)
Impairment	(11)
Depreciation	(1,015,733)	(1,046,228)
Land [Member]
Statement Line Items [Line Items]
Balance on	1,021,594	967,928	976,869
Initial adoption - IFRS 16
Adjusted balance on January 1, 2019		976,869
Additions	46,213	18,380
Write-offs	(23,530)	(27,321)
Impairment	30,983
Depreciation
Installations, properties and equipment for use [Member]
Statement Line Items [Line Items]
Balance on	3,247,027	3,724,589	3,162,832
Initial adoption - IFRS 16		31,215
Adjusted balance on January 1, 2019		3,194,047
Additions	1,262,493	1,898,293
Write-offs	(893,576)	(786,791)
Impairment		(2,123)
Depreciation	(846,479)	(578,837)
Security and communication systems [Member]
Statement Line Items [Line Items]
Balance on	152,264	153,852	142,806
Initial adoption - IFRS 16
Adjusted balance on January 1, 2019		142,806
Additions	24,315	43,111
Write-offs	(1,440)	(6,291)
Impairment	(2,505)	(1,806)
Depreciation	(21,958)	(23,968)
Data processing systems [Member]
Statement Line Items [Line Items]
Balance on	3,357,720	3,189,336	2,381,480
Initial adoption - IFRS 16
Adjusted balance on January 1, 2019		2,381,480
Additions	1,250,334	1,913,392
Write-offs	(11,588)	(8,359)
Impairment	(17,903)	(21,499)
Depreciation	(1,052,459)	(1,075,678)
Transportation systems [Member]
Statement Line Items [Line Items]
Balance on	122,910	140,676	R$ 31,643
Initial adoption - IFRS 16		8,793
Adjusted balance on January 1, 2019		40,436
Additions	5,970	113,816
Write-offs		(861)
Impairment	(258)	(43)
Depreciation	R$ (23,478)	R$ (12,672)